SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY (Details) - $ / shares			12 Months Ended
	May 27, 2024	Jan. 16, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Weighted average fair value of derivative		$ 0.57
Risk-free interest rate		3.40%
Estimated life (in years)		5 years
Expected volatility		108.75%
Expected dividend yield		0.00%
Derivatives [member]
IfrsStatementLineItems [Line Items]
Weighted average fair value of derivative	$ 0.50		$ 0.59
Risk-free interest rate	4.12%		2.93%
Estimated life (in years)	3 years		2 years 5 months 1 day
Expected volatility	110.01%		107.47%
Expected dividend yield	0.00%		0.00%